Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Personnel Expenses [Abstract]
Disclosure of movements in the number of share options	The changes in the number of share-based awards (options, RSUs and PSUs) outstanding during the six month period ended June 30, 2024, is as follows:

Share options / PSU/ RSU movements	Total numbers	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU / RSU (numbers)	Weighted average exercise price (CHF)

Balance outstanding at January 1, 2024	1,812,766	1.16	282,105	6.89	1,530,661	0.10

Granted	1,859,112	0.10	—	—	1,859,112	0.10
(Performance adjustment)[1]	(238,261)	0.10	—	—	(238,261)	0.10
(Forfeited)[2]	(94,072)	0.10	—	—	(94,072)	0.10
(Expired)	(5,450)	6.06	(5,450)	6.06	—	—
(Exercised options), vested PSU / RSU	(328,290)	0.11	(501)	6.94	(327,789)	0.10

Balance outstanding at June 30, 2024	3,005,805	0.73	276,154	6.91	2,729,651	0.10
[1]Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
[2]Forfeited due to service conditions not fulfilled